Convertible Debentures - Summary of Detailed Information about Convertible Debentures (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Convertible debentures [line items]
Beginning	$ 80,021	$ 72,011
Fair value on issuance	143,702	5,296
Fair value adjustment	50,177	2,714
Settlement with shares	(72,773)
Disposals due to deconsolidation of IsoEnergy	(42,649)
Ending	158,478	80,021
2023 Debentures [member]
Convertible debentures [line items]
Fair value on issuance	143,702
Fair value adjustment	14,776
Ending	158,478
2020 Debentures [member]
Convertible debentures [line items]
Beginning	52,615	46,910
Fair value adjustment	20,158	5,705
Settlement with shares	(72,773)
Ending		52,615
2020 IsoEnergy Debentures
Convertible debentures [line items]
Beginning	22,269	25,101
Fair value adjustment	13,938	(2,832)
Disposals due to deconsolidation of IsoEnergy	(36,207)
Ending		22,269
2022 IsoEnergy Debentures
Convertible debentures [line items]
Beginning	5,137
Fair value on issuance		5,296
Fair value adjustment	1,305	(159)
Disposals due to deconsolidation of IsoEnergy	$ (6,442)
Ending		$ 5,137